OTHER INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2015
OTHER INCOME (EXPENSES), NET [Abstract]
OTHER INCOME (EXPENSES), NET

Note 12—OTHER INCOME (EXPENSES), NET

	Year Ended December 31
	2013	2014	2015
	RMB	RMB	RMB	US$
Exchange income (loss), net	30,822	(3,996)	(60,735)	(9,375)
Forward foreign currency contract gain (loss)	8,565	(7,680)	—	—
Share of net loss of equity investees	—	—	(407)	(63)
Other non-operating income	8,558	11,880	26,010	4,015
Other non-operating expenses	(20,023)	(17,210)	(5,921)	(914)
	27,922	(17,006)	(41,053)	(6,337)